SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Current tax expense	$ 25,746	$ 27,976
Deferred tax (recovery)	6,732	(424)
Income tax expense	$ 32,478	$ 27,552